Leases - Schedule of supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$ 2,104	$ 1,608	$ 0
Financing cash used in finance leases	408	810	1,022
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	3,246	997	0
Finance leases	$ 0	$ 74	$ 403